Proceeds from Sale, Gross Gains and Losses of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities [Abstract]
Proceeds from sale	$ 0	$ 2,078	$ 2,078	$ 0	$ 0
Gross gains	0	0	0	0	0
Gross losses	$ 0	$ 3	$ 3	$ 0	$ 0